Leasing	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leasing	Leasing
We have operating leases for corporate offices, data centers and certain equipment. Our leases have remaining lease terms up to 15 years, some of which include options to extend or terminate the lease. In some of our corporate office locations, we may enter into sublease arrangements for portions or all of the space and/or lease term.

The table below presents the consolidated balance sheet information related to operating leases.

Operating leases	Dec. 31,
(dollars in millions)	2025	2024
ROU assets (a)	$1,126	$1,076
Lease liability (b)	$1,443	$1,321

Weighted average:
Remaining lease term	9.4 years	9.0 years
Discount rate (annualized)	3.68%	3.50%
(a)    Included in premises and equipment on the consolidated balance sheet.
(b)    Operating lease liabilities are included in other liabilities on the consolidated balance sheet.
The table below presents the components of lease expense.

Lease expense	Year ended Dec. 31,
(in millions)	2025	2024	2023
Operating lease expense	$231	$229	$215
Variable lease expense	43	44	43
Sublease income	(29)	(31)	(34)
Total lease expense	$245	$242	$224

Operating cash flows from operating leases totaled $225 million for year ended Dec. 31, 2025, $217 million for year ended Dec. 31, 2024 and $224 million for year ended Dec. 31, 2023.

See Note 25 for information on non-cash operating lease transactions.

The table below presents the maturities of our operating lease liabilities.

Maturities of operating lease liabilities
(in millions)
For the year ended Dec. 31,
2026	$214
2027	202
2028	186
2029	174
2030	152
2031 and thereafter	784
Total lease payments	1,712
Less: Imputed interest	269
Total	$1,443